Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense	₺ 3,289,884	₺ 2,672,816	₺ 2,609,517
(Loss) from discontinued operations before income tax expense	772,436
Profit before income tax expense	4,062,320	2,672,816	2,609,517
Tax at the Turkey's tax rate	(893,710)	(588,020)	(521,903)
Difference in overseas tax rates	(12,580)	7,617	4,133
Effect of exemptions	123,878	198,160	73,916
Effect of amounts which are not deductible and permanent differences	(134,538)	(91,778)	(102,102)
Tax exemption from subsidiary sale	169,936	24,268
Change in unrecognized deferred tax assets	(46,865)	(50,551)	(41,340)
Adjustments for current tax of prior years	3,880	2,510	11,280
Tax effect of investment in associate and joint venture	2,592
Other	1,777	2,313	4,258
Total income tax expense	₺ (785,630)	₺ (495,481)	₺ (571,758)